UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor Class, Service Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Securefoundation® Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.84%
Large Cap Equity	21.54
International Equity	19.42
Mid Cap Equity	9.31
Fixed Interest Contract	8.10
Small Cap Equity	5.79
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 990.50	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.97
Service Class
Actual	$1,000.00	$ 990.00	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.47
Class L
Actual	$1,000.00	$ 989.40	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares, 0.69% for the Service Class shares and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.93%
Large Cap Equity	21.49
International Equity	19.47
Mid Cap Equity	9.23
Fixed Interest Contract	8.13
Small Cap Equity	5.75
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 992.80	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.97
Service Class
Actual	$1,000.00	$ 991.40	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.47
Class L
Actual	$1,000.00	$ 990.80	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares, 0.69% for the Service Class shares and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.64%
Large Cap Equity	22.08
International Equity	20.29
Mid Cap Equity	9.48
Fixed Interest Contract	7.50
Small Cap Equity	6.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 990.40	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.97
Service Class
Actual	$1,000.00	$ 990.00	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.47
Class L
Actual	$1,000.00	$ 988.40	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.17
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares, 0.69% for the Service Class shares and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	25.83%
Bond	25.71
International Equity	25.34
Mid Cap Equity	11.09
Small Cap Equity	7.63
Fixed Interest Contract	4.40
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 967.00	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.07
Service Class
Actual	$1,000.00	$ 967.00	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.57
Class L
Actual	$1,000.00	$ 966.30	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.67
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares, 0.71% for the Service Class shares and 0.73% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.33%
Large Cap Equity	28.95
Bond	16.86
Mid Cap Equity	12.43
Small Cap Equity	9.25
Fixed Interest Contract	2.18
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 946.60	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.12
Service Class
Actual	$1,000.00	$ 947.00	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.62
Class L
Actual	$1,000.00	$ 947.00	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares, 0.72% for the Service Class shares and 0.69% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.99%
Large Cap Equity	30.52
Mid Cap Equity	13.11
Bond	10.89
Small Cap Equity	10.49
Fixed Interest Contract	1.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 930.10	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.22
Service Class
Actual	$1,000.00	$ 929.70	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.72
Class L
Actual	$1,000.00	$ 929.60	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.22
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares, 0.74% for the Service Class shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.19%
Large Cap Equity	30.40
Mid Cap Equity	13.06
Small Cap Equity	11.24
Bond	8.57
Fixed Interest Contract	0.54
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 923.90	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.22
Service Class
Actual	$1,000.00	$ 924.50	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.67
Class L
Actual	$1,000.00	$ 923.90	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.67
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares, 0.73% for the Service Class shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.57%
Large Cap Equity	29.61
Mid Cap Equity	12.72
Small Cap Equity	11.72
Bond	7.88
Fixed Interest Contract	0.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 920.50	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.17
Service Class
Actual	$1,000.00	$ 919.90	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.67
Class L
Actual	$1,000.00	$ 920.20	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.52
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares, 0.73% for the Service Class shares and 0.71% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	38.70%
Large Cap Equity	28.72
Mid Cap Equity	12.36
Small Cap Equity	12.13
Bond	7.62
Fixed Interest Contract	0.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Investor Class
Actual	$1,000.00	$ 921.60	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.12
Service Class
Actual	$1,000.00	$ 922.40	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.12
Class L
Actual	$1,000.00	$ 916.30	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.12
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares, 0.62% for the Service Class shares and 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 182 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,787,094	Great-West Bond Index Fund Institutional Class(a)	$18,710,876

TOTAL BOND MUTUAL FUNDS — 35.85% (Cost $17,689,014)		$18,710,876
EQUITY MUTUAL FUNDS
845,069	Great-West International Index Fund Institutional Class(a)	7,647,879
1,212,111	Great-West S&P 500® Index Fund Institutional Class(a)	11,248,387
630,199	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,858,833
468,207	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,024,615
226,751	Northern Emerging Markets Equity Index Fund	2,489,724

TOTAL EQUITY MUTUAL FUNDS — 56.08% (Cost $30,262,677)		$29,269,438
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,230,849 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,230,849

TOTAL FIXED INTEREST CONTRACT — 8.11% (Cost $4,230,849)		$ 4,230,849
TOTAL INVESTMENTS — 100.04% (Cost $52,182,540)		$52,211,163
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,206)
TOTAL NET ASSETS — 100.00%		$52,189,957

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,893,012	Great-West Bond Index Fund Institutional Class(a)	$19,819,841

TOTAL BOND MUTUAL FUNDS — 35.94% (Cost $18,514,597)		$19,819,841
EQUITY MUTUAL FUNDS
894,411	Great-West International Index Fund Institutional Class(a)	8,094,415
1,277,479	Great-West S&P 500® Index Fund Institutional Class(a)	11,855,007
660,416	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,091,810
491,041	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,172,123
240,992	Northern Emerging Markets Equity Index Fund	2,646,095

TOTAL EQUITY MUTUAL FUNDS — 55.96% (Cost $32,513,456)		$30,859,450
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,486,104 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,486,104

TOTAL FIXED INTEREST CONTRACT — 8.13% (Cost $4,486,104)		$ 4,486,104
TOTAL INVESTMENTS — 100.03% (Cost $55,514,157)		$55,165,395
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (17,157)
TOTAL NET ASSETS — 100.00%		$55,148,238

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,823,373	Great-West Bond Index Fund Institutional Class(a)	$29,560,711

TOTAL BOND MUTUAL FUNDS — 34.65% (Cost $27,944,968)		$29,560,711
EQUITY MUTUAL FUNDS
1,437,749	Great-West International Index Fund Institutional Class(a)	13,011,634
2,030,146	Great-West S&P 500® Index Fund Institutional Class(a)	18,839,751
1,049,524	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,091,834
793,944	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,128,878
391,279	Northern Emerging Markets Equity Index Fund	4,296,238

TOTAL EQUITY MUTUAL FUNDS — 57.88% (Cost $50,772,860)		$49,368,335
Account Balance		Fair Value
FIXED INTEREST CONTRACT
6,398,743 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 6,398,743

TOTAL FIXED INTEREST CONTRACT — 7.50% (Cost $6,398,743)		$ 6,398,743
TOTAL INVESTMENTS — 100.03% (Cost $85,116,571)		$85,327,789
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (26,295)
TOTAL NET ASSETS — 100.00%		$85,301,494

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,259,803	Great-West Bond Index Fund Institutional Class(a)	$13,190,140

TOTAL BOND MUTUAL FUNDS — 25.73% (Cost $12,415,551)		$13,190,140
EQUITY MUTUAL FUNDS
1,066,821	Great-West International Index Fund Institutional Class(a)	9,654,727
1,427,913	Great-West S&P 500® Index Fund Institutional Class(a)	13,251,034
738,138	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,691,047
606,032	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,914,964
304,810	Northern Emerging Markets Equity Index Fund	3,346,816

TOTAL EQUITY MUTUAL FUNDS — 69.93% (Cost $38,256,556)		$35,858,588
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,256,847 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,256,847

TOTAL FIXED INTEREST CONTRACT — 4.40% (Cost $2,256,847)		$ 2,256,847
TOTAL INVESTMENTS — 100.06% (Cost $52,928,954)		$51,305,575
OTHER ASSETS & LIABILITIES, NET — (0.06)%		$ (30,319)
TOTAL NET ASSETS — 100.00%		$51,275,256

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,062,787	Great-West Bond Index Fund Institutional Class(a)	$11,127,377

TOTAL BOND MUTUAL FUNDS — 16.86% (Cost $10,520,935)		$11,127,377
EQUITY MUTUAL FUNDS
1,621,746	Great-West International Index Fund Institutional Class(a)	14,676,806
2,059,412	Great-West S&P 500® Index Fund Institutional Class(a)	19,111,344
1,063,932	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,202,915
944,959	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,104,435
486,482	Northern Emerging Markets Equity Index Fund	5,341,571

TOTAL EQUITY MUTUAL FUNDS — 80.99% (Cost $57,023,872)		$53,437,071
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,442,387 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,442,387

TOTAL FIXED INTEREST CONTRACT — 2.19% (Cost $1,442,387)		$ 1,442,387
TOTAL INVESTMENTS — 100.04% (Cost $68,987,194)		$66,006,835
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,322)
TOTAL NET ASSETS — 100.00%		$65,980,513

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
281,918	Great-West Bond Index Fund Institutional Class(a)	$ 2,951,686

TOTAL BOND MUTUAL FUNDS — 10.90% (Cost $2,780,035)		$ 2,951,686
EQUITY MUTUAL FUNDS
737,191	Great-West International Index Fund Institutional Class(a)	6,671,584
891,277	Great-West S&P 500® Index Fund Institutional Class(a)	8,271,047
460,678	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,551,824
440,016	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,842,503
231,173	Northern Emerging Markets Equity Index Fund	2,538,280

TOTAL EQUITY MUTUAL FUNDS — 88.17% (Cost $26,292,974)		$23,875,238
Account Balance		Fair Value
FIXED INTEREST CONTRACT
270,871 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 270,871

TOTAL FIXED INTEREST CONTRACT — 1.00% (Cost $270,871)		$ 270,871
TOTAL INVESTMENTS — 100.07% (Cost $29,343,880)		$27,097,795
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$ (19,848)
TOTAL NET ASSETS — 100.00%		$27,077,947

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
184,936	Great-West Bond Index Fund Institutional Class(a)	$ 1,936,274

TOTAL BOND MUTUAL FUNDS — 8.57% (Cost $1,828,437)		$ 1,936,274
EQUITY MUTUAL FUNDS
646,057	Great-West International Index Fund Institutional Class(a)	5,846,815
740,163	Great-West S&P 500® Index Fund Institutional Class(a)	6,868,711
382,742	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,950,942
393,218	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,540,187
212,098	Northern Emerging Markets Equity Index Fund	2,328,844

TOTAL EQUITY MUTUAL FUNDS — 90.93% (Cost $22,424,210)		$20,535,499
Account Balance		Fair Value
FIXED INTEREST CONTRACT
122,022 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 122,022

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $122,022)		$ 122,022
TOTAL INVESTMENTS — 100.04% (Cost $24,374,669)		$22,593,795
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (9,138)
TOTAL NET ASSETS — 100.00%		$22,584,657

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
98,268	Great-West Bond Index Fund Institutional Class(a)	$ 1,028,860

TOTAL BOND MUTUAL FUNDS — 7.90% (Cost $977,168)		$ 1,028,860
EQUITY MUTUAL FUNDS
382,489	Great-West International Index Fund Institutional Class(a)	3,461,522
416,332	Great-West S&P 500® Index Fund Institutional Class(a)	3,863,560
215,354	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,660,383
236,715	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,529,182
131,162	Northern Emerging Markets Equity Index Fund	1,440,156

TOTAL EQUITY MUTUAL FUNDS — 91.76% (Cost $13,114,979)		$11,954,803
Account Balance		Fair Value
FIXED INTEREST CONTRACT
65,105 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 65,105

TOTAL FIXED INTEREST CONTRACT — 0.50% (Cost $65,105)		$ 65,105
TOTAL INVESTMENTS — 100.16% (Cost $14,157,252)		$13,048,768
OTHER ASSETS & LIABILITIES, NET — (0.16)%		$ (20,501)
TOTAL NET ASSETS — 100.00%		$13,028,267

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
565	Great-West Bond Index Fund Institutional Class(a)	$ 5,914

TOTAL BOND MUTUAL FUNDS — 7.62% (Cost $5,915)		$ 5,914
EQUITY MUTUAL FUNDS
2,312	Great-West International Index Fund Institutional Class(a)	20,922
2,403	Great-West S&P 500® Index Fund Institutional Class(a)	22,304
1,245	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,598
1,458	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,420
831	Northern Emerging Markets Equity Index Fund	9,123

TOTAL EQUITY MUTUAL FUNDS — 91.96% (Cost $73,036)		$71,367
Account Balance		Fair Value
FIXED INTEREST CONTRACT
369 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 369

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $369)		$ 369
TOTAL INVESTMENTS — 100.06% (Cost $79,320)		$77,650
OTHER ASSETS & LIABILITIES, NET — (0.06)%		$ (43)
TOTAL NET ASSETS — 100.00%		$77,607

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
ASSETS:
Investments at fair value, affiliated(a)	$49,721,439	$52,519,300	$81,031,551
Investments at fair value, unaffiliated(b)	2,489,724	2,646,095	4,296,238
Subscriptions receivable	36,721	27,992	79,304
Total Assets	52,247,884	55,193,387	85,407,093
LIABILITIES:
Payable for distribution fees	1,041	2,161	788
Payable for investments purchased	28,370	20,052	68,815
Payable for shareholder services fees	15,957	16,901	26,026
Payable to investment adviser	3,808	4,026	6,347
Redemptions payable	8,751	2,009	3,623
Total Liabilities	57,927	45,149	105,599
NET ASSETS	$52,189,957	$55,148,238	$85,301,494
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$453,954	$523,102	$707,364
Paid-in capital in excess of par	51,098,160	54,297,955	83,138,379
Undistributed/accumulated earnings	637,843	327,181	1,455,751
NET ASSETS	$52,189,957	$55,148,238	$85,301,494
NET ASSETS BY CLASS
Investor Class	$42,640,698	$32,416,655	$75,891,870
Service Class	$7,250,752	$19,768,580	$8,995,557
Class L	$2,298,507	$2,963,003	$414,067
CAPITAL STOCK:
Authorized
Investor Class	15,000,000	30,000,000	20,000,000
Service Class	5,000,000	30,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	3,713,405	3,067,969	6,298,091
Service Class	628,210	1,836,845	741,730
Class L	197,923	326,205	33,822
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.48	$10.57	$12.05
Service Class	$11.54	$10.76	$12.13
Class L	$11.61	$9.08	$12.24
(a) Cost of investments, affiliated	$49,706,877	$52,745,397	$80,888,579
(b) Cost of investments, unaffiliated	$2,475,663	$2,768,760	$4,227,992
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
ASSETS:
Investments at fair value, affiliated(a)	$47,958,759	$60,665,264	$24,559,515
Investments at fair value, unaffiliated(b)	3,346,816	5,341,571	2,538,280
Subscriptions receivable	40,223	77,500	31,142
Total Assets	51,345,798	66,084,335	27,128,937
LIABILITIES:
Payable for distribution fees	1,019	327	654
Payable for investments purchased	40,223	77,500	31,142
Payable for shareholder services fees	15,653	20,106	8,249
Payable to investment adviser	4,096	5,468	2,259
Redemptions payable	9,551	421	8,686
Total Liabilities	70,542	103,822	50,990
NET ASSETS	$51,275,256	$65,980,513	$27,077,947
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$463,098	$566,957	$253,906
Paid-in capital in excess of par	51,234,998	66,732,809	27,804,599
Undistributed/accumulated deficit	(422,840)	(1,319,253)	(980,558)
NET ASSETS	$51,275,256	$65,980,513	$27,077,947
NET ASSETS BY CLASS
Investor Class	$38,432,711	$61,829,438	$18,817,162
Service Class	$12,812,306	$4,127,039	$8,237,085
Class L	$30,239	$24,036	$23,700
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	3,486,470	5,314,470	1,758,226
Service Class	1,141,267	353,054	778,158
Class L	3,238	2,046	2,674
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.02	$11.63	$10.70
Service Class	$11.23	$11.69	$10.59
Class L	$9.34	$11.75	$8.86
(a) Cost of investments, affiliated	$49,491,898	$63,691,333	$26,653,684
(b) Cost of investments, unaffiliated	$3,437,056	$5,295,861	$2,690,196
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$20,264,951	$11,608,612	$68,527
Investments at fair value, unaffiliated(b)	2,328,844	1,440,156	9,123
Subscriptions receivable	48,092	48,074	-
Total Assets	22,641,887	13,096,842	77,650
LIABILITIES:
Payable for distribution fees	156	212	10
Payable for investments purchased	48,093	48,074	-
Payable for shareholder services fees	6,853	3,922	26
Payable to investment adviser	1,862	1,048	7
Redemptions payable	266	15,319	-
Total Liabilities	57,230	68,575	43
NET ASSETS	$22,584,657	$13,028,267	$77,607
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$197,334	$117,601	$800
Paid-in capital in excess of par	23,409,579	13,655,823	84,566
Undistributed/accumulated deficit	(1,022,256)	(745,157)	(7,759)
NET ASSETS	$22,584,657	$13,028,267	$77,607
NET ASSETS BY CLASS
Investor Class	$20,616,474	$10,358,129	$12,739
Service Class	$1,937,334	$2,646,925	$9,986
Class L	$30,849	$23,213	$54,882
CAPITAL STOCK:
Authorized
Investor Class	5,000,000	10,000,000	10,000,000
Service Class	5,000,000	10,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,801,834	936,179	1,315
Service Class	168,824	237,298	1,030
Class L	2,683	2,536	5,656
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.44	$11.06	$9.69
Service Class	$11.48	$11.15	$9.70
Class L	$11.50	$9.15	$9.70
(a) Cost of investments, affiliated	$21,955,042	$12,632,652	$70,164
(b) Cost of investments, unaffiliated	$2,419,627	$1,524,600	$9,156
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
INVESTMENT INCOME:
Interest, affiliated	$29,514	$31,913	$43,626
Dividends, affiliated	428,127	456,480	697,334
Total Income	457,641	488,393	740,960
EXPENSES:
Management fees	30,017	32,544	48,332
Shareholder services fees – Investor Class	70,949	54,857	125,705
Shareholder services fees – Service Class	12,630	35,041	14,871
Shareholder services fees – Class L	3,971	5,022	391
Distribution fees – Service Class	3,588	9,954	4,221
Distribution fees – Class L	2,820	3,566	276
Total Expenses	123,975	140,984	193,796
Less amount waived by distributor - Class L	-	-	20
Less management fees waived	9,548	10,346	14,676
Net Expenses	114,427	130,638	179,100
NET INVESTMENT INCOME	343,214	357,755	561,860
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(342,982)	(594,914)	(423,188)
Net realized gain on investments, unaffiliated	27,480	41,834	35,014
Net Realized Loss	(315,502)	(553,080)	(388,174)
Net change in unrealized appreciation (depreciation) on investments, affiliated	(279,161)	10,243	(454,956)
Net change in unrealized depreciation on investments, unaffiliated	(217,543)	(252,349)	(344,623)
Net Change in Unrealized Depreciation	(496,704)	(242,106)	(799,579)
Net Realized and Unrealized Loss	(812,206)	(795,186)	(1,187,753)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(468,992)	$(437,431)	$(625,893)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
INVESTMENT INCOME:
Interest, affiliated	$15,810	$9,971	$1,913
Dividends, affiliated	411,648	511,672	203,828
Total Income	427,458	521,643	205,741
EXPENSES:
Management fees	29,918	37,765	15,627
Shareholder services fees – Investor Class	64,938	102,780	31,270
Shareholder services fees – Service Class	22,272	7,328	14,271
Shareholder services fees – Class L	51	41	40
Distribution fees – Service Class	6,321	2,075	4,052
Distribution fees – Class L	36	29	29
Total Expenses	123,536	150,018	65,289
Less amount waived by distributor - Class L	20	22	29
Less management fees waived	7,354	8,060	3,210
Net Expenses	116,162	141,936	62,050
NET INVESTMENT INCOME	311,296	379,707	143,691
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(170,311)	(388,835)	(144,302)
Net realized gain on investments, unaffiliated	39,531	92,568	38,154
Net Realized Loss	(130,780)	(296,267)	(106,148)
Net change in unrealized depreciation on investments, affiliated	(1,695,092)	(3,015,879)	(1,800,087)
Net change in unrealized depreciation on investments, unaffiliated	(356,346)	(611,501)	(304,775)
Net Change in Unrealized Depreciation	(2,051,438)	(3,627,380)	(2,104,862)
Net Realized and Unrealized Loss	(2,182,218)	(3,923,647)	(2,211,010)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,870,922)	$(3,543,940)	$(2,067,319)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$847	$434	$2
Dividends, affiliated	165,058	92,477	547
Total Income	165,905	92,911	549
EXPENSES:
Management fees	12,650	6,941	46
Shareholder services fees – Investor Class	33,663	15,945	20
Shareholder services fees – Service Class	3,180	4,261	17
Shareholder services fees – Class L	52	39	96
Distribution fees – Service Class	898	1,203	5
Distribution fees – Class L	37	28	66
Total Expenses	50,480	28,417	250
Less amount waived by distributor - Service Class	-	-	5
Less amount waived by distributor - Class L	22	20	13
Less management fees waived	2,664	1,553	10
Net Expenses	47,794	26,844	222
NET INVESTMENT INCOME	118,111	66,067	327
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(23,537)	(54,253)	(4,978)
Net realized gain (loss) on investments, unaffiliated	11,708	979	(871)
Net Realized Loss	(11,829)	(53,274)	(5,849)
Net change in unrealized depreciation on investments, affiliated	(1,559,105)	(790,527)	(1,604)
Net change in unrealized depreciation on investments, unaffiliated	(239,563)	(119,289)	(154)
Net Change in Unrealized Depreciation	(1,798,668)	(909,816)	(1,758)
Net Realized and Unrealized Loss	(1,810,497)	(963,090)	(7,607)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,692,386)	$(897,023)	$(7,280)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2020 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$343,214	$1,174,613
Net realized gain (loss)	(315,502)	1,965,918
Net change in unrealized appreciation (depreciation)	(496,704)	4,908,792
Net Increase (Decrease) in Net Assets Resulting from Operations	(468,992)	8,049,323
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(288,604)	(3,324,392)
Service Class	(44,821)	(563,476)
Class L	(12,537)	(187,686)
From Net Investment Income and Net Realized Gains	(345,962)	(4,075,554)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,350,771	5,743,154
Service Class	1,629,834	2,471,092
Class L	76,894	568,824
Shares issued in reinvestment of distributions
Investor Class	288,604	3,324,392
Service Class	44,821	563,476
Class L	12,537	187,686
Shares redeemed
Investor Class	(3,495,613)	(8,422,609)
Service Class	(1,755,559)	(3,782,230)
Class L	(163,642)	(374,407)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(11,353)	279,378
Total Increase (Decrease) in Net Assets	(826,307)	4,253,147
NET ASSETS:
Beginning of Period	53,016,264	48,763,117
End of Period	$52,189,957	$53,016,264
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	298,549	493,478
Service Class	145,947	212,336
Class L	6,748	48,477
Shares issued in reinvestment of distributions
Investor Class	25,495	289,582
Service Class	3,939	48,875
Class L	1,095	16,210
Shares redeemed
Investor Class	(306,975)	(721,947)
Service Class	(156,354)	(323,286)
Class L	(15,895)	(31,734)
Net Increase	2,549	31,991
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2025 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$357,755	$1,320,946
Net realized gain (loss)	(553,080)	2,433,036
Net change in unrealized appreciation (depreciation)	(242,106)	5,797,433
Net Increase (Decrease) in Net Assets Resulting from Operations	(437,431)	9,551,415
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(220,039)	(2,892,230)
Service Class	(119,939)	(2,050,014)
Class L	(20,901)	(287,326)
From Net Investment Income and Net Realized Gains	(360,879)	(5,229,570)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,040,226	5,947,990
Service Class	1,226,086	3,359,110
Class L	29,744	677,577
Shares issued in reinvestment of distributions
Investor Class	220,039	2,892,230
Service Class	119,939	2,050,014
Class L	20,901	287,326
Shares redeemed
Investor Class	(2,897,763)	(7,098,325)
Service Class	(3,782,631)	(13,127,729)
Class L	(75,534)	(316,124)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,098,993)	(5,327,931)
Total Decrease in Net Assets	(3,897,303)	(1,006,086)
NET ASSETS:
Beginning of Period	59,045,541	60,051,627
End of Period	$55,148,238	$59,045,541
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	199,363	551,480
Service Class	118,019	307,628
Class L	3,568	70,366
Shares issued in reinvestment of distributions
Investor Class	21,117	272,752
Service Class	11,304	190,345
Class L	2,333	31,385
Shares redeemed
Investor Class	(275,793)	(656,513)
Service Class	(355,332)	(1,197,306)
Class L	(8,580)	(35,119)
Net Decrease	(284,001)	(464,982)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2030 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$561,860	$1,828,496
Net realized gain (loss)	(388,174)	2,687,344
Net change in unrealized appreciation (depreciation)	(799,579)	8,158,737
Net Increase (Decrease) in Net Assets Resulting from Operations	(625,893)	12,674,577
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(507,557)	(5,621,254)
Service Class	(55,925)	(630,423)
Class L	(2,844)	(6,653)
From Net Investment Income and Net Realized Gains	(566,326)	(6,258,330)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,711,336	6,896,701
Service Class	1,172,956	1,723,138
Class L	334,575	-
Shares issued in reinvestment of distributions
Investor Class	507,557	5,621,254
Service Class	55,925	630,423
Class L	2,844	6,653
Shares redeemed
Investor Class	(2,130,428)	(8,506,253)
Service Class	(925,501)	(2,282,921)
Class L	(66,707)	(5,000)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,662,557	4,083,995
Total Increase in Net Assets	1,470,338	10,500,242
NET ASSETS:
Beginning of Period	83,831,156	73,330,914
End of Period	$85,301,494	$83,831,156
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	318,425	566,341
Service Class	100,868	140,225
Class L	31,805	-
Shares issued in reinvestment of distributions
Investor Class	42,723	468,606
Service Class	4,676	52,282
Class L	236	546
Shares redeemed
Investor Class	(179,427)	(693,459)
Service Class	(79,344)	(187,268)
Class L	(5,336)	(416)
Net Increase	234,626	346,857
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2035 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$311,296	$1,222,776
Net realized gain (loss)	(130,780)	2,174,456
Net change in unrealized appreciation (depreciation)	(2,051,438)	6,034,725
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,870,922)	9,431,957
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(242,291)	(3,642,024)
Service Class	(72,038)	(1,264,922)
Class L	(227)	(3,253)
From Net Investment Income and Net Realized Gains	(314,556)	(4,910,199)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,829,457	6,749,075
Service Class	892,755	2,086,725
Shares issued in reinvestment of distributions
Investor Class	242,291	3,642,024
Service Class	72,038	1,264,922
Class L	227	3,253
Shares redeemed
Investor Class	(3,097,884)	(5,389,281)
Service Class	(1,459,850)	(7,088,657)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,520,966)	1,268,061
Total Increase (Decrease) in Net Assets	(3,706,444)	5,789,819
NET ASSETS:
Beginning of Period	54,981,700	49,191,881
End of Period	$51,275,256	$54,981,700
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	169,998	588,399
Service Class	82,075	179,569
Shares issued in reinvestment of distributions
Investor Class	22,372	325,046
Service Class	6,531	111,187
Class L	25	341
Shares redeemed
Investor Class	(286,779)	(470,298)
Service Class	(133,605)	(607,384)
Net Increase (Decrease)	(139,383)	126,860
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2040 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$379,707	$1,542,102
Net realized gain (loss)	(296,267)	2,933,416
Net change in unrealized appreciation (depreciation)	(3,627,380)	7,584,714
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,543,940)	12,060,232
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(362,515)	(5,733,430)
Service Class	(21,455)	(427,997)
Class L	(138)	(2,267)
From Net Investment Income and Net Realized Gains	(384,108)	(6,163,694)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,951,090	6,554,103
Service Class	426,456	854,389
Shares issued in reinvestment of distributions
Investor Class	362,515	5,733,430
Service Class	21,455	427,997
Class L	138	2,267
Shares redeemed
Investor Class	(1,867,751)	(4,467,570)
Service Class	(723,071)	(1,699,758)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,170,832	7,404,858
Total Increase (Decrease) in Net Assets	(2,757,216)	13,301,396
NET ASSETS:
Beginning of Period	68,737,729	55,436,333
End of Period	$65,980,513	$68,737,729
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	259,958	534,417
Service Class	37,359	69,407
Shares issued in reinvestment of distributions
Investor Class	31,800	478,907
Service Class	1,872	35,649
Class L	12	188
Shares redeemed
Investor Class	(157,081)	(365,637)
Service Class	(66,059)	(138,760)
Net Increase	107,861	614,171
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2045 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$143,691	$653,818
Net realized gain (loss)	(106,148)	1,434,748
Net change in unrealized appreciation (depreciation)	(2,104,862)	3,408,530
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,067,319)	5,497,096
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(103,636)	(2,029,137)
Service Class	(41,887)	(993,033)
Class L	(167)	(3,089)
From Net Investment Income and Net Realized Gains	(145,690)	(3,025,259)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,368,706	3,994,561
Service Class	763,975	2,287,266
Shares issued in reinvestment of distributions
Investor Class	103,636	2,029,137
Service Class	41,887	993,033
Class L	167	3,089
Shares redeemed
Investor Class	(1,138,018)	(2,532,564)
Service Class	(1,029,808)	(5,056,509)
Net Increase in Net Assets Resulting from Capital Share Transactions	110,545	1,718,013
Total Increase (Decrease) in Net Assets	(2,102,464)	4,189,850
NET ASSETS:
Beginning of Period	29,180,411	24,990,561
End of Period	$27,077,947	$29,180,411
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	130,838	344,681
Service Class	74,404	201,225
Shares issued in reinvestment of distributions
Investor Class	9,899	184,629
Service Class	4,043	91,417
Class L	19	338
Shares redeemed
Investor Class	(106,836)	(217,952)
Service Class	(104,311)	(438,899)
Net Increase	8,056	165,439
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2050 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$118,111	$524,610
Net realized gain (loss)	(11,829)	1,142,353
Net change in unrealized appreciation (depreciation)	(1,798,668)	2,509,960
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,692,386)	4,176,923
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(110,124)	(1,959,131)
Service Class	(9,443)	(189,030)
Class L	(153)	(3,129)
From Net Investment Income and Net Realized Gains	(119,720)	(2,151,290)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,938,703	4,341,503
Service Class	340,205	982,639
Shares issued in reinvestment of distributions
Investor Class	110,124	1,959,131
Service Class	9,443	189,030
Class L	153	3,129
Shares redeemed
Investor Class	(787,168)	(2,578,141)
Service Class	(162,067)	(1,469,941)
Class L	(17)	(35)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,449,376	3,427,315
Total Increase (Decrease) in Net Assets	(362,730)	5,452,948
NET ASSETS:
Beginning of Period	22,947,387	17,494,439
End of Period	$22,584,657	$22,947,387
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	172,689	350,853
Service Class	30,120	80,079
Shares issued in reinvestment of distributions
Investor Class	9,841	162,643
Service Class	842	15,681
Class L	14	259
Shares redeemed
Investor Class	(68,236)	(208,740)
Service Class	(15,159)	(117,422)
Class L	(1)	(3)
Net Increase	130,110	283,350
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Lifetime 2055 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$66,067	$274,536
Net realized gain (loss)	(53,274)	601,015
Net change in unrealized appreciation (depreciation)	(909,816)	1,231,018
Net Increase (Decrease) in Net Assets Resulting from Operations	(897,023)	2,106,569
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(54,212)	(827,123)
Service Class	(12,654)	(252,874)
Class L	(152)	(2,797)
From Net Investment Income and Net Realized Gains	(67,018)	(1,082,794)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,097,456	3,811,860
Service Class	595,205	834,299
Shares issued in reinvestment of distributions
Investor Class	54,212	827,123
Service Class	12,654	252,874
Class L	152	2,797
Shares redeemed
Investor Class	(609,867)	(1,518,631)
Service Class	(433,240)	(1,348,343)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,716,572	2,861,979
Total Increase in Net Assets	752,531	3,885,754
NET ASSETS:
Beginning of Period	12,275,736	8,389,982
End of Period	$13,028,267	$12,275,736
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	192,660	318,628
Service Class	54,395	69,334
Shares issued in reinvestment of distributions
Investor Class	5,010	70,596
Service Class	1,160	21,473
Class L	17	286
Shares redeemed
Investor Class	(54,108)	(125,844)
Service Class	(37,850)	(111,546)
Net Increase	161,284	242,927
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020
Great-West SecureFoundation® Lifetime 2060 Fund	2020 (Unaudited)	2019 (a)
OPERATIONS:
Net investment income	$327	$705
Net realized loss	(5,849)	(232)
Net change in unrealized appreciation (depreciation)	(1,758)	88
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,280)	561
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(66)	(266)
Service Class	(49)	(256)
Class L	(220)	(183)
From Net Investment Income and Net Realized Gains	(335)	(705)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,246	10,463
Service Class	-	10,000
Class L	773,677	100,479
Shares issued in reinvestment of distributions
Investor Class	66	266
Service Class	49	256
Class L	220	183
Shares redeemed
Investor Class	(1)	-
Class L	(724,498)	(88,040)
Net Increase in Net Assets Resulting from Capital Share Transactions	51,759	33,607
Total Increase in Net Assets	44,144	33,463
NET ASSETS:
Beginning of Period	33,463	0
End of Period	$77,607	$33,463
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	239	1,043
Service Class	-	1,001
Class L	86,011	10,020
Shares issued in reinvestment of distributions
Investor Class	7	26
Service Class	5	24
Class L	23	18
Shares redeemed
Class L	(81,443)	(8,973)
Net Increase	4,842	3,159
(a)Fund commenced operations on May 01, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$11.67	0.08	(0.19)	(0.11)	(0.08)	-	(0.08)	$11.48	(0.95%) (e)
12/31/2019	$10.81	0.27	1.54	1.81	(0.27)	(0.68)	(0.95)	$11.67	16.92%
12/31/2018	$12.68	0.27	(0.91)	(0.64)	(0.28)	(0.95)	(1.23)	$10.81	(5.23%)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
Service Class
06/30/2020(Unaudited)	$11.73	0.07	(0.19)	(0.12)	(0.07)	-	(0.07)	$11.54	(1.00%) (e)
12/31/2019	$10.86	0.25	1.55	1.80	(0.25)	(0.68)	(0.93)	$11.73	16.85%
12/31/2018	$12.72	0.26	(0.91)	(0.65)	(0.26)	(0.95)	(1.21)	$10.86	(5.37%)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
Class L
06/30/2020(Unaudited)	$11.80	0.06	(0.19)	(0.13)	(0.06)	-	(0.06)	$11.61	(1.06%) (e)
12/31/2019	$10.92	0.25	1.54	1.79	(0.23)	(0.68)	(0.91)	$11.80	16.66%
12/31/2018	$12.78	0.25	(0.92)	(0.67)	(0.24)	(0.95)	(1.19)	$10.92	(5.50%)
12/31/2017	$11.80	0.22	1.24	1.46	(0.21)	(0.27)	(0.48)	$12.78	12.44%
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$42,641	0.47% (h)	0.43% (h)	1.40% (h)	19% (e)
12/31/2019	$43,141	0.47%	0.43%	2.31%	20%
12/31/2018	$39,310	0.47%	0.43%	2.14%	22%
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	2.10%	17% (i)
Service Class
06/30/2020 (Unaudited)	$ 7,251	0.57% (h)	0.53% (h)	1.27% (h)	19% (e)
12/31/2019	$ 7,445	0.57%	0.53%	2.17%	20%
12/31/2018	$ 7,564	0.57%	0.53%	2.04%	22%
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	1.63%	17% (i)
Class L
06/30/2020 (Unaudited)	$ 2,299	0.72% (h)	0.68% (h)	1.12% (h)	19% (e)
12/31/2019	$ 2,431	0.72%	0.68%	2.10%	20%
12/31/2018	$ 1,889	0.72%	0.68%	2.03%	22%
12/31/2017	$ 1,994	0.72%	0.69%	1.78%	15%
12/31/2016	$ 1,913	0.72%	0.69%	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	1.56%	17% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$10.72	0.07	(0.15)	(0.08)	(0.07)	-	(0.07)	$10.57	(0.72%) (e)
12/31/2019	$10.03	0.25	1.41	1.66	(0.25)	(0.72)	(0.97)	$10.72	16.95%
12/31/2018	$11.76	0.27	(0.86)	(0.59)	(0.27)	(0.87)	(1.14)	$10.03	(5.27%)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
Service Class
06/30/2020(Unaudited)	$10.92	0.06	(0.15)	(0.09)	(0.07)	-	(0.07)	$10.76	(0.86%) (e)
12/31/2019	$10.18	0.22	1.46	1.68	(0.22)	(0.72)	(0.94)	$10.92	16.88%
12/31/2018	$11.90	0.23	(0.85)	(0.62)	(0.23)	(0.87)	(1.10)	$10.18	(5.43%)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
Class L
06/30/2020(Unaudited)	$ 9.23	0.05	(0.14)	(0.09)	(0.06)	-	(0.06)	$ 9.08	(0.92%) (e)
12/31/2019	$ 8.76	0.22	1.21	1.43	(0.24)	(0.72)	(0.96)	$ 9.23	16.71%
12/31/2018	$10.43	0.23	(0.78)	(0.55)	(0.25)	(0.87)	(1.12)	$ 8.76	(5.56%)
12/31/2017	$ 9.80	0.19	1.02	1.21	(0.22)	(0.36)	(0.58)	$10.43	12.45%
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$32,417	0.47% (h)	0.43% (h)	1.39% (h)	15% (e)
12/31/2019	$33,487	0.47%	0.43%	2.31%	19%
12/31/2018	$29,639	0.47%	0.43%	2.33%	33%
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	1.76%	22% (i)
Service Class
06/30/2020 (Unaudited)	$19,769	0.57% (h)	0.53% (h)	1.24% (h)	15% (e)
12/31/2019	$22,522	0.57%	0.53%	1.97%	19%
12/31/2018	$28,115	0.57%	0.53%	1.92%	33%
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	1.61%	22% (i)
Class L
06/30/2020 (Unaudited)	$ 2,963	0.72% (h)	0.68% (h)	1.14% (h)	15% (e)
12/31/2019	$ 3,036	0.72%	0.68%	2.30%	19%
12/31/2018	$ 2,298	0.72%	0.68%	2.26%	33%
12/31/2017	$ 1,445	0.72%	0.68%	1.86%	25%
12/31/2016	$ 1,106	0.72%	0.69%	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	1.90%	22% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$12.25	0.08	(0.20)	(0.12)	(0.08)	-	(0.08)	$12.05	(0.96%) (e)
12/31/2019	$11.29	0.28	1.67	1.95	(0.28)	(0.71)	(0.99)	$12.25	17.58%
12/31/2018	$13.37	0.29	(1.00)	(0.71)	(0.29)	(1.08)	(1.37)	$11.29	(5.56%)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
Service Class
06/30/2020(Unaudited)	$12.33	0.08	(0.20)	(0.12)	(0.08)	-	(0.08)	$12.13	(1.00%) (e)
12/31/2019	$11.35	0.28	1.67	1.95	(0.26)	(0.71)	(0.97)	$12.33	17.41%
12/31/2018	$13.43	0.28	(1.01)	(0.73)	(0.27)	(1.08)	(1.35)	$11.35	(5.61%)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
Class L
06/30/2020(Unaudited)	$12.47	0.15	(0.30)	(0.15)	(0.08)	-	(0.08)	$12.24	(1.16%) (e)
12/31/2019	$11.47	0.26	1.69	1.95	(0.24)	(0.71)	(0.95)	$12.47	17.32%
12/31/2018	$13.55	0.25	(1.01)	(0.76)	(0.24)	(1.08)	(1.32)	$11.47	(5.87%)
12/31/2017	$12.32	0.21	1.52	1.73	(0.21)	(0.29)	(0.50)	$13.55	14.17%
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 75,892	0.47% (h)	0.43% (h)	1.40% (h)	15% (e)
12/31/2019	$ 74,921	0.47%	0.43%	2.34%	16%
12/31/2018	$ 65,188	0.47%	0.44%	2.23%	30%
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
12/31/2015	$ 77,847	0.41%	0.39%	2.08%	15% (i)
Service Class
06/30/2020 (Unaudited)	$ 8,996	0.57% (h)	0.53% (h)	1.32% (h)	15% (e)
12/31/2019	$ 8,821	0.57%	0.53%	2.27%	16%
12/31/2018	$ 8,063	0.57%	0.54%	2.13%	30%
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	1.76%	15% (i)
Class L
06/30/2020 (Unaudited)	$ 414	0.72% (h)	0.67% (h)	2.50% (h)	15% (e)
12/31/2019	$ 89	0.72%	0.62%	2.10%	16%
12/31/2018	$ 80	0.71%	0.63%	1.85%	30%
12/31/2017	$ 85	0.72%	0.65%	1.61%	11%
12/31/2016	$ 155	0.72%	0.67%	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	1.46%	15% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$11.47	0.07	(0.45)	(0.38)	(0.07)	-	(0.07)	$11.02	(3.30%) (e)
12/31/2019	$10.54	0.28	1.75	2.03	(0.27)	(0.83)	(1.10)	$11.47	19.67%
12/31/2018	$12.94	0.29	(1.14)	(0.85)	(0.29)	(1.26)	(1.55)	$10.54	(6.82%)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
Service Class
06/30/2020(Unaudited)	$11.68	0.06	(0.45)	(0.39)	(0.06)	-	(0.06)	$11.23	(3.30%) (e)
12/31/2019	$10.70	0.24	1.81	2.05	(0.24)	(0.83)	(1.07)	$11.68	19.53%
12/31/2018	$13.08	0.24	(1.11)	(0.87)	(0.25)	(1.26)	(1.51)	$10.70	(6.88%)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
Class L
06/30/2020(Unaudited)	$ 9.74	0.05	(0.38)	(0.33)	(0.07)	-	(0.07)	$ 9.34	(3.37%) (e)
12/31/2019	$ 9.11	0.23	1.50	1.73	(0.27)	(0.83)	(1.10)	$ 9.74	19.59%
12/31/2018	$11.37	0.18	(0.93)	(0.75)	(0.25)	(1.26)	(1.51)	$ 9.11	(6.97%)
12/31/2017	$10.37	0.23	1.47	1.70	(0.27)	(0.43)	(0.70)	$11.37	16.63%
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$38,433	0.47% (h)	0.44% (h)	1.28% (h)	13% (e)
12/31/2019	$41,090	0.47%	0.44%	2.43%	24%
12/31/2018	$33,083	0.47%	0.44%	2.31%	32%
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	1.70%	17% (i)
Service Class
06/30/2020 (Unaudited)	$12,812	0.57% (h)	0.54% (h)	1.15% (h)	13% (e)
12/31/2019	$13,860	0.57%	0.54%	2.04%	24%
12/31/2018	$16,083	0.57%	0.54%	1.88%	32%
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	1.56%	17% (i)
Class L
06/30/2020 (Unaudited)	$ 30	0.72% (h)	0.56% (h)	1.20% (h)	13% (e)
12/31/2019	$ 31	0.72%	0.50%	2.34%	24%
12/31/2018	$ 26	0.68%	0.54%	1.62%	32%
12/31/2017	$ 28	0.72%	0.54%	2.04%	22%
12/31/2016	$ 24	0.72%	0.52%	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	1.61%	17% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$12.36	0.07	(0.73)	(0.66)	(0.07)	-	(0.07)	$11.63	(5.34%) (e)
12/31/2019	$11.20	0.30	2.07	2.37	(0.29)	(0.92)	(1.21)	$12.36	21.62%
12/31/2018	$13.99	0.31	(1.36)	(1.05)	(0.30)	(1.44)	(1.74)	$11.20	(7.86%)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
Service Class
06/30/2020(Unaudited)	$12.41	0.06	(0.72)	(0.66)	(0.06)	-	(0.06)	$11.69	(5.30%) (e)
12/31/2019	$11.24	0.27	2.08	2.35	(0.26)	(0.92)	(1.18)	$12.41	21.40%
12/31/2018	$14.02	0.28	(1.35)	(1.07)	(0.27)	(1.44)	(1.71)	$11.24	(7.96%)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
Class L
06/30/2020(Unaudited)	$12.48	0.06	(0.72)	(0.66)	(0.07)	-	(0.07)	$11.75	(5.30%) (e)
12/31/2019	$11.31	0.30	2.07	2.37	(0.28)	(0.92)	(1.20)	$12.48	21.45%
12/31/2018	$14.12	0.31	(1.38)	(1.07)	(0.30)	(1.44)	(1.74)	$11.31	(7.94%)
12/31/2017	$12.46	0.29	2.01	2.30	(0.29)	(0.35)	(0.64)	$14.12	18.57%
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$61,829	0.47% (h)	0.44% (h)	1.22% (h)	10% (e)
12/31/2019	$63,998	0.47%	0.44%	2.48%	10%
12/31/2018	$50,767	0.47%	0.45%	2.21%	28%
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	2.15%	13% (i)
Service Class
06/30/2020 (Unaudited)	$ 4,127	0.57% (h)	0.54% (h)	1.04% (h)	10% (e)
12/31/2019	$ 4,715	0.57%	0.54%	2.23%	10%
12/31/2018	$ 4,648	0.57%	0.55%	1.99%	28%
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	1.62%	13% (i)
Class L
06/30/2020 (Unaudited)	$ 24	0.72% (h)	0.51% (h)	1.13% (h)	10% (e)
12/31/2019	$ 25	0.72%	0.46%	2.43%	10%
12/31/2018	$ 21	0.67%	0.46%	2.22%	28%
12/31/2017	$ 23	0.72%	0.49%	2.12%	11%
12/31/2016	$ 19	0.72%	0.46%	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	1.64%	13% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$11.57	0.06	(0.87)	(0.81)	(0.06)	-	(0.06)	$10.70	(6.99%) (e)
12/31/2019	$10.58	0.29	2.03	2.32	(0.25)	(1.08)	(1.33)	$11.57	22.76%
12/31/2018	$13.29	0.31	(1.38)	(1.07)	(0.33)	(1.31)	(1.64)	$10.58	(8.74%)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
Service Class
06/30/2020(Unaudited)	$11.45	0.05	(0.86)	(0.81)	(0.05)	-	(0.05)	$10.59	(7.03%) (e)
12/31/2019	$10.55	0.25	2.05	2.30	(0.32)	(1.08)	(1.40)	$11.45	22.66%
12/31/2018	$13.24	0.24	(1.33)	(1.09)	(0.29)	(1.31)	(1.60)	$10.55	(8.84%)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
Class L
06/30/2020(Unaudited)	$ 9.60	0.05	(0.73)	(0.68)	(0.06)	-	(0.06)	$ 8.86	(7.04%) (e)
12/31/2019	$ 8.96	0.24	1.71	1.95	(0.23)	(1.08)	(1.31)	$ 9.60	22.77%
12/31/2018	$11.44	0.25	(1.17)	(0.92)	(0.25)	(1.31)	(1.56)	$ 8.96	(8.77%)
12/31/2017	$10.20	0.06	1.89	1.95	(0.20)	(0.51)	(0.71)	$11.44	19.51%
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$18,817	0.47% (h)	0.45% (h)	1.15% (h)	11% (e)
12/31/2019	$19,953	0.47%	0.45%	2.55%	26%
12/31/2018	$14,948	0.47%	0.45%	2.38%	36%
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	1.74%	15% (i)
Service Class
06/30/2020 (Unaudited)	$ 8,237	0.57% (h)	0.55% (h)	1.01% (h)	11% (e)
12/31/2019	$ 9,202	0.57%	0.54%	2.22%	26%
12/31/2018	$10,022	0.57%	0.55%	1.84%	36%
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	1.57%	15% (i)
Class L
06/30/2020 (Unaudited)	$ 24	0.72% (h)	0.44% (h)	1.14% (h)	11% (e)
12/31/2019	$ 25	0.72%	0.44%	2.48%	26%
12/31/2018	$ 21	0.67%	0.46%	2.20%	36%
12/31/2017	$ 23	0.72%	0.65%	0.57%	23%
12/31/2016	$ 95	0.72%	0.65%	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	1.64%	15% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$12.45	0.06	(1.01)	(0.95)	(0.06)	-	(0.06)	$11.44	(7.61%) (e)
12/31/2019	$11.21	0.32	2.20	2.52	(0.29)	(0.99)	(1.28)	$12.45	23.08%
12/31/2018	$14.17	0.32	(1.55)	(1.23)	(0.30)	(1.43)	(1.73)	$11.21	(9.05%)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
Service Class
06/30/2020(Unaudited)	$12.48	0.06	(1.00)	(0.94)	(0.06)	-	(0.06)	$11.48	(7.55%) (e)
12/31/2019	$11.23	0.27	2.23	2.50	(0.26)	(0.99)	(1.25)	$12.48	22.84%
12/31/2018	$14.16	0.27	(1.50)	(1.23)	(0.27)	(1.43)	(1.70)	$11.23	(9.06%)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
Class L
06/30/2020(Unaudited)	$12.51	0.06	(1.01)	(0.95)	(0.06)	-	(0.06)	$11.50	(7.61%) (e)
12/31/2019	$11.27	0.30	2.21	2.51	(0.28)	(0.99)	(1.27)	$12.51	22.92%
12/31/2018	$14.23	0.30	(1.54)	(1.24)	(0.29)	(1.43)	(1.72)	$11.27	(9.20%)
12/31/2017	$12.43	0.28	2.19	2.47	(0.28)	(0.39)	(0.67)	$14.23	20.01%
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$20,616	0.47% (h)	0.45% (h)	1.13% (h)	6% (e)
12/31/2019	$21,004	0.47%	0.44%	2.59%	17%
12/31/2018	$15,506	0.47%	0.45%	2.30%	37%
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	1.93%	13% (i)
Service Class
06/30/2020 (Unaudited)	$ 1,937	0.57% (h)	0.54% (h)	1.04% (h)	6% (e)
12/31/2019	$ 1,910	0.57%	0.54%	2.20%	17%
12/31/2018	$ 1,962	0.57%	0.55%	1.91%	37%
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	1.61%	13% (i)
Class L
06/30/2020 (Unaudited)	$ 31	0.72% (h)	0.55% (h)	0.99% (h)	6% (e)
12/31/2019	$ 33	0.72%	0.51%	2.43%	17%
12/31/2018	$ 27	0.68%	0.51%	2.15%	37%
12/31/2017	$ 30	0.72%	0.53%	2.10%	15%
12/31/2016	$ 25	0.72%	0.50%	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	1.62%	13% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$12.08	0.06	(1.02)	(0.96)	(0.06)	-	(0.06)	$11.06	(7.95%) (e)
12/31/2019	$10.86	0.33	2.10	2.43	(0.29)	(0.92)	(1.21)	$12.08	23.05%
12/31/2018	$13.55	0.34	(1.53)	(1.19)	(0.30)	(1.20)	(1.50)	$10.86	(9.22%)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
Service Class
06/30/2020(Unaudited)	$12.18	0.06	(1.04)	(0.98)	(0.05)	-	(0.05)	$11.15	(8.01%) (e)
12/31/2019	$10.92	0.27	2.17	2.44	(0.26)	(0.92)	(1.18)	$12.18	22.98%
12/31/2018	$13.59	0.27	(1.48)	(1.21)	(0.26)	(1.20)	(1.46)	$10.92	(9.32%)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
Class L
06/30/2020(Unaudited)	$10.01	0.04	(0.84)	(0.80)	(0.06)	-	(0.06)	$ 9.15	(7.98%) (e)
12/31/2019	$ 9.18	0.25	1.79	2.04	(0.29)	(0.92)	(1.21)	$10.01	22.91%
12/31/2018	$11.71	0.25	(1.28)	(1.03)	(0.30)	(1.20)	(1.50)	$ 9.18	(9.23%)
12/31/2017	$10.28	0.24	1.82	2.06	(0.29)	(0.34)	(0.63)	$11.71	20.25%
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$10,358	0.47% (h)	0.44% (h)	1.17% (h)	9% (e)
12/31/2019	$ 9,576	0.47%	0.44%	2.78%	22%
12/31/2018	$ 5,745	0.47%	0.44%	2.55%	39%
12/31/2017	$ 5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$ 3,441	0.47%	0.45%	2.42%	32%
12/31/2015	$ 2,118	0.37%	0.35%	1.92%	15% (i)
Service Class
06/30/2020 (Unaudited)	$ 2,647	0.57% (h)	0.54% (h)	1.03% (h)	9% (e)
12/31/2019	$ 2,674	0.57%	0.54%	2.25%	22%
12/31/2018	$ 2,624	0.57%	0.54%	1.97%	39%
12/31/2017	$ 3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$ 2,480	0.57%	0.55%	1.83%	32%
12/31/2015	$ 2,566	0.46%	0.44%	1.63%	15% (i)
Class L
06/30/2020 (Unaudited)	$ 23	0.72% (h)	0.52% (h)	0.99% (h)	9% (e)
12/31/2019	$ 25	0.72%	0.45%	2.49%	22%
12/31/2018	$ 21	0.65%	0.44%	2.21%	39%
12/31/2017	$ 23	0.72%	0.50%	2.13%	20%
12/31/2016	$ 19	0.72%	0.45%	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	1.62%	15% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$10.57	0.05	(0.88)	(0.83)	(0.05)	-	(0.05)	$ 9.69	(7.84%) (e)
12/31/2019 (f)	$10.00	0.26	0.57	0.83	(0.26)	-	(0.26)	$10.57	8.32% (e)
Service Class
06/30/2020(Unaudited)	$10.57	0.05	(0.87)	(0.82)	(0.05)	-	(0.05)	$ 9.70	(7.76%) (e)
12/31/2019 (f)	$10.00	0.26	0.56	0.82	(0.25)	-	(0.25)	$10.57	8.30% (e)
Class L
06/30/2020(Unaudited)	$10.63	0.04	(0.93)	(0.89)	(0.04)	-	(0.04)	$ 9.70	(8.37%) (e)
12/31/2019 (f)	$10.00	0.07	0.74	0.81	(0.18)	-	(0.18)	$10.63	8.12% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$13	0.47% (i)	0.45% (i)	1.06% (i)	1,231% (e)
12/31/2019 (f)	$11	0.47% (i)	0.46% (i)	3.89% (i)	169% (e)
Service Class
06/30/2020 (Unaudited)	$10	0.57% (i)	0.45% (i)	1.00% (i)	1,231% (e)
12/31/2019 (f)	$11	0.57% (i)	0.47% (i)	3.81% (i)	169% (e)
Class L
06/30/2020 (Unaudited)	$55	0.72% (i)	0.65% (i)	0.79% (i)	1,231% (e)
12/31/2019 (f)	$11	0.72% (i)	0.62% (i)	1.01% (i)	169% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Fund commenced operations on May 1, 2019.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, the Great-West SecureFoundation® Lifetime 2055 Fund, and the Great-West SecureFoundation® Lifetime 2060 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Investor Class, Service Class and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2020

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2020

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West SecureFoundation® Lifetime 2020 Fund	$53,080,207	$2,431,901	$(3,300,945)	$(869,044)
Great-West SecureFoundation® Lifetime 2025 Fund	56,369,682	2,723,670	(3,927,957)	(1,204,287)
Great-West SecureFoundation® Lifetime 2030 Fund	86,093,407	4,417,419	(5,183,037)	(765,618)
Great-West SecureFoundation® Lifetime 2035 Fund	53,743,149	2,062,720	(4,500,294)	(2,437,574)
Great-West SecureFoundation® Lifetime 2040 Fund	70,069,692	2,289,153	(6,352,010)	(4,062,857)
Great-West SecureFoundation® Lifetime 2045 Fund	29,979,101	591,650	(3,472,956)	(2,881,306)
Great-West SecureFoundation® Lifetime 2050 Fund	24,724,905	561,623	(2,692,733)	(2,131,110)
Great-West SecureFoundation® Lifetime 2055 Fund	14,373,038	279,550	(1,603,820)	(1,324,270)
Great-West SecureFoundation® Lifetime 2060 Fund	86,929	20	(9,299)	(9,279)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 29, 2020, Great-West Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the period ended June 30, 2020.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 30, 2020

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,787,094	$19,019,904	$3,128,064	$4,171,968	$ 67,047	$ 734,876	$201,731	$18,710,876	35.85%
					67,047	734,876	201,731	18,710,876	35.85
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	845,069	7,834,868	1,260,280	729,833	93,419	(717,436)	-	7,647,879	14.65
Great-West S&P 500® Index Fund Institutional Class	1,212,111	11,414,951	1,856,535	1,953,253	(55,645)	(69,846)	155,311	11,248,387	21.55
Great-West S&P Mid Cap 400® Index Fund Institutional Class	630,199	4,885,152	1,278,971	1,204,799	(211,703)	(100,491)	42,377	4,858,833	9.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	468,207	3,009,012	851,452	709,585	(236,100)	(126,264)	28,708	3,024,615	5.80
					(410,029)	(1,014,037)	226,396	26,779,714	51.31
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,230,849	4,309,000	908,293	1,015,958	-	-	29,514	4,230,849	8.11
					0	0	29,514	4,230,849	8.11
				Total	$(342,982)	$ (279,161)	$457,641	$49,721,439	95.27%
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,893,012	$21,166,875	$2,526,391	$4,598,292	$ 151,274	$ 724,867	$216,125	$19,819,841	35.94%
					151,274	724,867	216,125	19,819,841	35.94
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	894,411	8,719,999	1,141,874	1,065,706	34,044	(701,752)	-	8,094,415	14.68
Great-West S&P 500® Index Fund Institutional Class	1,277,479	12,704,237	1,713,757	2,653,485	(179,376)	90,498	164,939	11,855,007	21.50
Great-West S&P Mid Cap 400® Index Fund Institutional Class	660,416	5,434,235	1,196,997	1,529,326	(309,909)	(10,096)	44,945	5,091,810	9.23
Great-West S&P Small Cap 600® Index Fund Institutional Class	491,041	3,349,966	794,559	879,128	(290,947)	(93,274)	30,471	3,172,123	5.75
					(746,188)	(714,624)	240,355	28,213,355	51.16

Semi-Annual Report - June 30, 2020

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,486,104	$ 4,794,908	$ 762,007	$1,102,724	$ -	$ -	$ 31,913	$ 4,486,104	8.13%
					0	0	31,913	4,486,104	8.13
				Total	$(594,914)	$ 10,243	$488,393	$52,519,300	95.23%
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,823,373	$28,898,330	$5,168,704	$5,650,600	$ 68,664	$ 1,144,277	$314,626	$29,560,711	34.65%
					68,664	1,144,277	314,626	29,560,711	34.65
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,437,749	12,870,895	1,950,508	910,446	(71,098)	(899,323)	-	13,011,634	15.25
Great-West S&P 500® Index Fund Institutional Class	2,030,146	18,569,942	2,627,273	2,263,892	(15,213)	(93,572)	262,038	18,839,751	22.09
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,049,524	7,936,227	1,842,036	1,365,683	(124,752)	(320,746)	71,458	8,091,834	9.49
Great-West S&P Small Cap 600® Index Fund Institutional Class	793,944	4,967,011	1,276,874	829,416	(280,789)	(285,591)	49,212	5,128,878	6.01
					(491,852)	(1,599,232)	382,708	45,072,097	52.84
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,398,743	6,265,300	1,417,975	1,328,158	-	-	43,626	6,398,743	7.50
					0	0	43,626	6,398,743	7.50
				Total	$(423,188)	$ (454,955)	$740,960	$81,031,551	94.99%
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,259,803	$14,070,997	$2,378,230	$3,710,954	$ 136,905	$ 451,867	$139,375	$13,190,140	25.73%
					136,905	451,867	139,375	13,190,140	25.73
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,066,821	10,416,387	891,397	622,641	44,563	(1,030,416)	-	9,654,727	18.83
Great-West S&P 500® Index Fund Institutional Class	1,427,913	14,234,409	1,004,020	1,550,598	47,105	(436,797)	184,403	13,251,034	25.84

Semi-Annual Report - June 30, 2020

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	738,138	$ 6,094,632	$ 967,433	$1,049,897	$(187,720)	$ (321,121)	$ 50,286	$ 5,691,047	11.10%
Great-West S&P Small Cap 600® Index Fund Institutional Class	606,032	4,142,287	768,223	636,921	(211,164)	(358,625)	37,584	3,914,964	7.63
					(307,216)	(2,146,959)	272,273	32,511,772	63.40
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,256,847	2,411,317	516,335	686,615	-	-	15,810	2,256,847	4.40
					0	0	15,810	2,256,847	4.40
				Total	$(170,311)	$(1,695,092)	$427,458	$47,958,759	93.53%
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,062,787	$11,491,403	$2,388,524	$3,155,925	$ 54,490	$ 403,375	$115,109	$11,127,377	16.86%
					54,490	403,375	115,109	11,127,377	16.86
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,621,746	15,353,703	1,167,484	336,265	(33,352)	(1,508,116)	-	14,676,806	22.24
Great-West S&P 500® Index Fund Institutional Class	2,059,412	19,929,841	1,117,523	1,363,742	(76,126)	(572,278)	265,655	19,111,344	28.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,063,932	8,506,451	1,258,795	970,291	(178,075)	(592,040)	72,401	8,202,915	12.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	944,959	6,249,199	1,102,328	500,272	(155,772)	(746,820)	58,507	6,104,435	9.25
					(443,325)	(3,419,254)	396,563	48,095,500	72.89
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,442,387	1,492,076	372,392	432,052	-	-	9,971	1,442,387	2.19
					0	0	9,971	1,442,387	2.19
				Total	$(388,835)	$(3,015,879)	$521,643	$60,665,264	91.94%
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	281,918	$3,164,096	$720,020	$1,023,939	$ 41,305	$ 91,509	$ 30,273	$ 2,951,686	10.90%
					41,305	91,509	30,273	2,951,686	10.90

Semi-Annual Report - June 30, 2020

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	737,191	$7,220,799	$558,664	$ 310,755	$ 13,773	$ (797,124)	$ -	$ 6,671,584	24.64%
Great-West S&P 500® Index Fund Institutional Class	891,277	8,897,725	333,740	580,088	(12,473)	(380,330)	114,944	8,271,047	30.54
Great-West S&P Mid Cap 400® Index Fund Institutional Class	460,678	3,801,521	476,455	395,030	(85,763)	(331,122)	31,334	3,551,824	13.12
Great-West S&P Small Cap 600® Index Fund Institutional Class	440,016	3,008,883	495,318	278,678	(101,144)	(383,020)	27,277	2,842,503	10.50
					(185,607)	(1,891,596)	173,555	21,336,958	78.80
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	270,871	290,733	78,145	99,920	-	-	1,913	270,871	1.00
					0	0	1,913	270,871	1.00
				Total	$(144,302)	$(1,800,087)	$205,741	$24,559,515	90.70%
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	184,936	$1,955,884	$524,734	$604,881	$ 21,716	$ 60,537	$ 19,529	$ 1,936,274	8.57%
					21,716	60,537	19,529	1,936,274	8.57
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	646,057	5,958,491	589,636	53,687	5,152	(647,625)	-	5,846,815	25.89
Great-West S&P 500® Index Fund Institutional Class	740,163	6,989,051	405,163	206,316	13,969	(319,187)	95,277	6,868,711	30.41
Great-West S&P Mid Cap 400® Index Fund Institutional Class	382,742	2,984,558	404,568	138,670	(22,389)	(299,514)	25,983	2,950,942	13.07
Great-West S&P Small Cap 600® Index Fund Institutional Class	393,218	2,536,111	484,715	127,323	(41,985)	(353,316)	24,269	2,540,187	11.25
					(45,253)	(1,619,642)	145,529	18,206,655	80.62
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	122,022	123,461	38,691	40,977	-	-	847	122,022	0.54
					0	0	847	122,022	0.54
				Total	$(23,537)	$(1,559,105)	$165,905	$20,264,951	89.73%

Semi-Annual Report - June 30, 2020

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	98,268	$ 965,788	$381,052	$343,034	$ 19,024	$ 25,054	$10,051	$ 1,028,860	7.90%
					19,024	25,054	10,051	1,028,860	7.90
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	382,489	3,263,499	716,989	169,242	13,419	(349,724)	-	3,461,522	26.57
Great-West S&P 500® Index Fund Institutional Class	416,332	3,640,563	593,087	229,776	(15,655)	(140,314)	53,328	3,863,560	29.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	215,354	1,555,373	381,832	128,419	(24,662)	(148,403)	14,551	1,660,383	12.74
Great-West S&P Small Cap 600® Index Fund Institutional Class	236,715	1,415,762	431,305	140,745	(46,379)	(177,140)	14,547	1,529,182	11.74
					(73,277)	(815,581)	82,426	10,514,647	80.71
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	65,105	61,150	26,808	23,287	-	-	434	65,105	0.50
					0	0	434	65,105	0.50
				Total	$(54,253)	$(790,527)	$92,911	$11,608,612	89.11%
Great-West Securefoundation® Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	565	$2,500	$ 59,343	$ 55,913	$ 276	$ (16)	$ 60	$ 5,914	7.62%
					276	(16)	60	5,914	7.62
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	2,312	9,060	210,897	198,395	(3,394)	(640)	-	20,922	26.96
Great-West S&P 500® Index Fund Institutional Class	2,403	9,630	223,698	210,704	1,619	(320)	312	22,304	28.74
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,245	4,094	95,671	89,799	(1,205)	(368)	85	9,598	12.37
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,458	3,982	93,067	87,369	(2,274)	(260)	90	9,420	12.14
					(5,254)	(1,588)	487	62,244	80.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	369	156	3,708	3,497	-	-	2	369	0.48
					0	0	2	369	0.48
				Total	$(4,978)	$(1,604)	$549	$68,527	88.31%

Semi-Annual Report - June 30, 2020

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2020 Fund	$9,695,435	$9,739,000
Great-West SecureFoundation® Lifetime 2025 Fund	8,495,093	11,637,142
Great-West SecureFoundation® Lifetime 2030 Fund	14,897,724	12,289,059
Great-West SecureFoundation® Lifetime 2035 Fund	6,827,729	8,359,616
Great-West SecureFoundation® Lifetime 2040 Fund	7,854,174	6,698,082
Great-West SecureFoundation® Lifetime 2045 Fund	2,929,503	2,814,964
Great-West SecureFoundation® Lifetime 2050 Fund	2,703,421	1,256,369
Great-West SecureFoundation® Lifetime 2055 Fund	2,827,925	1,097,111
Great-West SecureFoundation® Lifetime 2060 Fund	777,960	726,181
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West SecureFoundation Lifetime 2020 Fund; (ii) Great-West SecureFoundation Lifetime 2025 Fund; (iii) Great-West SecureFoundation Lifetime 2030 Fund; (iv) Great-West SecureFoundation Lifetime 2035 Fund; (v) Great-West SecureFoundation Lifetime 2040 Fund; (vi) Great-West SecureFoundation Lifetime 2045 Fund; (vii) Great-West SecureFoundation Lifetime 2050 Fund; (viii) Great-West SecureFoundation Lifetime 2055 Fund; and (ix) Great-West SecureFoundation Lifetime 2060 Fund (each a “Fund,” collectively, the “Funds”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Funds are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for each Fund’s Investor Class as compared against a composite benchmark and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019, as applicable. The Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its composite benchmark and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its composite benchmark as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West SecureFoundation Lifetime 2020 Fund: The annualized returns were in the second, third and second quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2019, respectively, which exceeded the performance universe median for each period.
•	Great-West SecureFoundation Lifetime 2025 Fund: The annualized returns were in the fourth quintile of the performance universe for each period reviewed.
•	Great-West SecureFoundation Lifetime 2030 Fund: The annualized returns were in the fifth, fifth and fourth quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2019, respectively.
•	Great-West SecureFoundation Lifetime 2035 Fund: The annualized returns were in the fifth quintile of the performance universe for the one- and three-year periods ended December 31, 2019, and in the fourth quintile of the performance universe for the five- and ten-year periods ended December 31, 2019, but with specific rankings in the 61st and 67th percentiles, respectively.
•	Great-West SecureFoundation Lifetime 2040 Fund: The annualized returns were in the fourth quintile of the performance universe for the one- and three-year periods ended December 31, 2019, but in the third quintile for the five-year period ended December 31, 2019, equaling the performance universe median.
•	Great-West SecureFoundation Lifetime 2045 Fund: The annualized returns were in the fifth, fourth, third and fourth quintiles of the performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, with the specific ranking for the five-year period in the 51st percentile of the Fund’s performance universe.
•	Great-West SecureFoundation Lifetime 2050 Fund: The annualized returns were in the fourth, fourth and third quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2019, respectively, which, as to the annualized returns for the five-year period, ranked in the 52nd percentile of the Fund’s performance universe.
•	Great-West SecureFoundation Lifetime 2055 Fund: The annualized returns were in the fifth quintile of the performance universe for the one-, three- and ten-year periods ended December 31, 2019, and in the third quintile for the five-year period ended December 31, 2019, with a specific ranking in the 60th percentile of the Fund’s performance universe.
•	Great-West SecureFoundation Lifetime 2060 Fund: The Fund commenced operations on May 1, 2019. For the since-inception period ended December 31, 2019, the annualized returns were in the fifth quintile of the performance universe.
In assessing the comparative performance information, including the data indicating that each Fund underperformed its composite benchmark for each period reviewed, the Board considered GWCM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from GWCM regarding the ratings and rolling analyses applied to each Fund by GWCM. In addition, the Board considered its accumulated experience in working with GWCM on matters concerning the Fund and the Company’s other funds. The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.
Costs and Profitability

The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2021, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWL&A”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board observed that each Fund’s total annual operating expense ratio, including underlying fund expenses, was the lowest total annual operating expense ratio within its peer group. As part of its comprehensive evaluation, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. The Board also considered that, to purchase shares of a Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWLA and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWL&A NY”), and that shareholders pay GWL&A and GWL&A NY a fee for providing the Guarantee. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Funds.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020